WARRANTS – DERIVATIVE FINANCIAL LIABILITY	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
WARRANTS – DERIVATIVE FINANCIAL LIABILITY

NOTE 11 – WARRANTS – DERIVATIVE FINANCIAL LIABILITY:

On September 11, 2024, the Company entered into a AEGIS Private Placement transaction (the “AEGIS Private Placement”), pursuant to a Securities Purchase Agreement and a Registration Rights Agreement with certain institutional investors (the “Purchasers” ), which under certain circumstances could result in an aggregate gross proceeds of up to $5.350 million, before deducting fees to the placement agents and other expenses payable by the Company in connection with the Private before deducting fees to the placement agents Placement. 20% of the gross proceeds, or $1,072 was held in escrow and repaid to the Purchasers pursuant to certain circumstances during the terms of the Series A Common Warrants issued in the AEGIS Private Placement. The Company was unable to satisfy certain of the specified circumstances and did not receive the $1,072 from Escrow and adjustments were made to the Warrants issued as described below. As such, the Company received gross proceeds of $4,278 excluding transaction costs. Aegis Capital Corp. (“Aegis”), acted as the lead placement agent and ClearThink Securities acted as a co-placement agent for the AEGIS Private Placement.

The offering consisted of the sale of 187,719 (15 after reverse stock splits) Common Units, each consisting of one Ordinary Share or Pre-Funded Warrant, two Series A Common Warrants each to purchase one Ordinary Share per warrant at an exercise price of $28.5 ($348,254 after reverse stock splits) , subject to adjustment, and one Series B Common Warrants to purchase such number of Ordinary Shares as determined in the Series B Warrant. The public offering price per Common Unit was $28.5 ($348,254 after reverse stock splits) (or $28.49) ($348,132 after reverse stock splits) for each Pre-Funded Unit, which is equal to the public offering price per Common Unit to be sold in the offering minus an exercise price of $0.00285 ($34.8 after reverse stock splits) per Pre-Funded Warrant.

The Pre-Funded Warrants were immediately exercisable and may be exercised at any time until exercised in full. For each Pre-Funded Unit sold in the offering, the number of Common Units in the offering will be decreased on a one-for-one basis. During the offering the company issued 55,789 (5 after reverse stock splits) ordinary shares and 131,930 (11 after reverse stock splits) Pre-Funded Warrants.

The initial exercise price of each Series A Common Warrant is $1 ($12,219 after reverse stock splits) per Ordinary Share. The Series A Common Warrants are exercisable immediately subject to registration and expire by March 12, 3030. Post-adjustment, the number of securities issuable under the Series A Common Warrants in the aggregate is 766,210 (63 after reverse stock splits). The post-adjustment exercise price of each Series A Common Warrant is $13.9 ($169,850 after reverse stock splits)

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 11 – WARRANTS – DERIVATIVE FINANCIAL LIABILITY (CONT.):

The initial exercise price of each Series B Common Warrant is $0.00285 ($34.8 after reverse stock splits) per Ordinary Share. The number of Ordinary Shares issuable under the Series B Warrant, if any, is subject to adjustment to be determined pursuant to the trading price of the Ordinary Shares following the effectiveness of a resale registration statement that the Company has undertaken to file on behalf the Purchasers. Post-adjustment, the number of securities issuable under the Series B Common Warrant is 195,381 (16 after reverse stock splits).

The Pre-Funded Warrants, Series B Common Warrants and Series A Common Warrant meets the definition of a derivative financial liability and measured at fair value through profit and loss on initial recognition and subsequent.

As of December 31, 2024, all the Pre-Funded warrants and all the Series B Common Warrants were exercised into ordinary shares.

As of October 28, 2024, the fair value of the Series A Common Warrant was $5,845 which is recognized on a systematic basis over the period the time-value of Warrant A decays, on a straight-line basis – the Company expects this period to be approximately five years.

Management utilized a third-party appraiser to assist them in valuing the Series A Common Warrant by using the Black-Scholes model.

The key inputs that were used to estimate the fair value as of October 28, 2024, were:

●	risk-free interest rate 4.11%
●	expected volatility 59.1%
●	expected dividend yield of 0%
●	expected term of warrants – 5.4 years

During 2024, 277,439 (23 after reverse stock splits) Series A Common Warrants were exercised into ordinary shares.

The remaining 488,762 (40 after reverse stock splits) Series A Common Warrants have been valued at the fair value as of December 31, 2025 and 2024 and amounted to $5 and $1,322 respectively.

The key inputs that were used to estimate the fair value as of December 31, 2025, were:

●	risk-free interest rate 3.658%
●	expected volatility 168.55%
●	expected dividend yield of 0%
●	expected term of warrants – 4.2 years

The key inputs that were used to estimate the fair value as of December 31, 2024, were:

●	risk-free interest rate 4.38%
●	expected volatility 58.9%
●	expected dividend yield of 0%
●	expected term of warrants – 5.2 years

The Company also entered into a Placement Agent Agreement with Aegis as the lead placement agent, The Company agreed to pay Aegis a cash placement fee equal to 10.0% of the gross cash proceeds received in the AEGIS Private Placement, a 3% commission of the proceeds from any cash exercise of the Warrants, and to pay ClearThink Securities a cash placement fee equal to 2.0% of the gross cash proceeds received in the AEGIS Private Placement.

The transaction cost amounted to $1,113 and allocated to the financial instruments issued that measured at fair value through profit and loss and recorded as expenses incurred. The placement agent fee includes liable to pay 3% of the proceeds from the cash exercise of Series A Common Warrants (“the 3% Provision”). The 3% Provision accounted for financial liability at fair value through profit and loss on initial recognition and subsequent.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 11 – WARRANTS – DERIVATIVE FINANCIAL LIABILITY (CONT.):

Management utilized a third-party appraiser to assist them in valuing the 3% Provision by using the Black-Scholes model. The key inputs that were used to estimate the fair value as of October 28, 2024, were:

●	risk-free interest rate 4.11%
●	expected volatility 59.1%
●	expected dividend yield of 0%
●	expected term of warrants – 5.4 years

As of October 28, 2024, the fair value of the 3% provision was $76.

The key inputs that were used to estimate the fair value as of December 31, 2025, were:

●	risk-free interest rate 3.658%
●	expected volatility 168.55%
●	expected dividend yield of 0%
●	expected term of warrants – 4.2 years

The key inputs that were used to estimate the fair value as of December 31, 2024, were:

●	risk-free interest rate 4.38%
●	expected volatility 58.9%
●	expected dividend yield of 0%
●	expected term of warrants – 5.2 years

As of December 31, 2025, and December 31, 2024, the fair value of the 3% provision was $0.01 and $59 respectively.